Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants - INX Tokens Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants [Line Items]
Expected volatility of the token prices	67.51%	63.00%
Risk-free interest rate	3.88%	0.19%
Expected life of warrant (years)	29 days	3 months
Exercise price (in Dollars per share)	$ 0.01	$ 0.01
Top of range [member]
Inx Token Warrant Liability (Details) - Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants [Line Items]
Expected volatility of the token prices	86.39%	99.00%
Risk-free interest rate	4.69%	1.52%
Expected life of warrant (years)	10 years	4 years
Exercise price (in Dollars per share)	$ 2.86	$ 2.11